UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  Form 13F-HR/A

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:   March  31, 2009
                                               -----------------

Check here if Amendment [    ];   Amendment Number: ____

This Amendment (Check only one.):       [  ]is a restatement.
                                        [  ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         Berkowitz Capital & Co., LLC
Address:      909 Third Avenue
              New York, New York 10022

Form 13F File Number: 28-06619

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jeffrey L. Berkowitz
Title:   Managing Member
Phone:   (212) 940-0700

       Signature                  Place                  Date of Signing
/S/ JEFFREY L. BERKOWITZ          NEW YORK, NY            APRIL 16, 2009
------------------------          ------------            --------------


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

None

                              Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:               0
                                                 -

Form 13F Information Table Entry Total:          33
                                                 --

Form 13F Information Table Value Total:     $ 40,661
                                           (thousands)



List of Other Included Managers:

None


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                                                              AMOUNT & TYPE OF SECURITY                           VOTING AUTHORITY

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                                                              VALUE    SHRS OR    SH/ PUT/  INVESTMENT   OTHER
NAME OF ISSUER                TITLE OF CLASS      CUSIP      (X1000) PRN AMOUNT   PRN CALL  DISCRETION   MANAGERS SOLE  SHARED  NONE
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
ACCENTURE LTD BERMUDA          CL A              G1150G111     3,849   140,000   SH           SOLE                140,000
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ACTIVISION BLIZZARD INC        COM               00507V109     994     95,000    SH           SOLE                95,000
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BLOCKBUSTER INC                CL A              093679108     288     400,000   SH           SOLE                400,000
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CIENA CORP                     COM NEW           171779309     1,284   165,000   SH           SOLE                165,000
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DEERE & CO                     COM               244199105     128     12,775         CALL    SOLE                12,775
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DIGITAL RIV INC                COM               25388B104     1,193   40,000    SH           SOLE                40,000
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EATON CORP                     COM               278058102     152     15,200         PUT     SOLE                15,200
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E M C CORP MASS                COM               268648102     142     14,245         PUT     SOLE                14,245
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E M C CORP MASS                COM               268648102     423     42,300         PUT     SOLE                42,300
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E M C CORP MASS                COM               268648102     1,099   109,935        PUT     SOLE                109,935
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GAP INC DEL                    COM               364760108     1,949   150,000   SH           SOLE                150,000
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GOOGLE INC                     CL A              38259P508     352     35,175         PUT     SOLE                35,175
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GOOGLE INC                     CL A              38259P508     905     90,450         PUT     SOLE                90,450
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HEWLETT PACKARD CO             COM               428236103     2,244   70,000    SH           SOLE                70,000
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INGERSOLL-RAND COMPANY LTD     CL A              G4776G101     1,035   75,000    SH           SOLE                75,000
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JUNIPER NETWORKS INC           COM               48203R104     280     28,000         PUT     SOLE                28,000
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JUNIPER NETWORKS INC           COM               48203R104     968     96,750         PUT     SOLE                96,750
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KB HOME                        COM               48666K109     1,318   100,000   SH           SOLE                100,000
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KOHLS CORP                     COM               500255104     1,693   40,000    SH           SOLE                40,000
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NOVELLUS SYS INC               COM               670008101     150     15,000         CALL    SOLE                15,000
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PARKER HANNIFIN CORP           COM               701094104     302     30,225         PUT     SOLE                30,225
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PRECISION CASTPARTS CORP       COM               740189105     314     31,350         PUT     SOLE                31,350
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QUALCOMM INC                   COM               747525103     3,891   100,000   SH           SOLE                100,000
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RESEARCH IN MOTION LTD         COM               760975102     433     43,250         CALL    SOLE                43,250
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ROCKWELL AUTOMATION INC        COM               773903109     328     32,800         PUT     SOLE                32,800
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SPDR TR                        UNIT SER 1        78462F103     165     16,450         CALL    SOLE                16,450
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SPDR TR                        UNIT SER 1        78462F103     596     59,605         CALL    SOLE                59,605
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SPDR TR                        UNIT SER 1        78462F103     1,680   168,000        PUT     SOLE                168,000
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SPDR TR                        UNIT SER 1        78462F103     2,386   30,000    SH           SOLE                30,000
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SHERWIN WILLIAMS CO            COM               824348106     2,079   40,000    SH           SOLE                40,000
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VALUECLICK INC                 COM               92046N102     1,915   225,000   SH           SOLE                225,000
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WAL MART STORES INC            COM               931142103     139     13,860         CALL    SOLE                13,860
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WAL MART STORES INC            COM               931142103     5,992   115,000   SH           SOLE                115,000
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                                                               40,661